Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers	$ 1,800	$ 600
Accounts receivable periods	30 days
Amortization method of intangible assets	trademarks and tradenames, which are amortized using the straight-line method over a period of 15 to 20 years.
Intangible assets	$ 5,900	5,800
Accumulated amortization of intangible assets	1,000	900
Asset impairment charges	0	300	$ 100
Reimbursement of advertising cost	700	1,100	1,000
Advertising and marketing expense	6,500	7,500	$ 8,700
Operating Lease, Liability	73,011
Operating Lease, Right-of-Use Asset	$ 57,670	$ 64,069
Restriction of Minimum lease agreement period	12 months
Reclassification of deferred lease inducements	$ 6,800
Deferred Rent Credit	4,300
Reclassification of deferred gains on sale-leasebacks	$ 2,400
Equity Option [Member]
Significant Accounting Policies [Line Items]
Outstanding	0	704,818	288,000
Warrant [Member]
Significant Accounting Policies [Line Items]
Outstanding	10,932	382,693	382,693
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ 1,600	$ (1,200)	$ (100)
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ 1,300	$ (500)	$ (300)
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	90 days
Consumer credit receivable charges	9.99%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	0.00%